Summary of Significant Accounting Policies - Schedule of earnings per share, basic and diluted (Detail) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended
		Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account			$ 6,902		$ 57,911
Less: Company's portion available to be withdrawn to pay taxes			(6,902)		(57,911)
Net income attributable to Class A common stock			0		0
Numerator: Net loss minus net income attributable to Class A common stock
Net loss		$ (1,400)	(236,373)		(14,785,688)
Net income attributable to Class A common stock			0		0
Net loss attributable to Class B common stock		$ (1,400)	$ (236,373)	$ (14,549,315)	$ (14,785,688)
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding	[1],[2]	7,500,000
Basic and diluted net income (loss) per share		$ 0.00
Common Class A [Member]
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding			34,500,000		34,500,000
Basic and diluted net income (loss) per share			$ 0.00		$ 0
Common Class B [Member]
Denominator: Weighted average Class common stock
Basic and diluted weighted average shares outstanding			8,625,000		8,208,564
Basic and diluted net income (loss) per share			$ (0.03)		$ (1.80)

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number excludes an aggregate of up to 1,125,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).